Share Capital, Reserves and Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves and Retained Earnings [Abstract]
Summary of outstanding warrants

Warrants outstanding to purchase ADSs		Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

177,778	(*)	17,777,780	April 1, 2015	2.25	March 30, 2020
14,444	(*)	1,444,440	April 1, 2015	2.81	March 30, 2020
1,050,000		105,000,000	February 17, 2017	4.1	August 16, 2022
1,400,000		140,000,000	March 7, 2017	2.3	September 6, 2022

2,642,222		264,222,220

(*)	On January 17, 2017, the Company's Board of Directors approved the change which was effective as of February 10, 2017 in the number of shares underlying the ADSs such that 100 ordinary shares of the Company will constitute a single ADS, this in order to support the Company's compliance with the Nasdaq's ADS listing conditions. All ADS data was adjusted to reflect the current ADS to ordinary share ratio, meaning 1:100.